7. Related Party Transactions	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7 – RELATED PARTY TRANSACTIONS

B2 Management, LLC (“B2 Management”) has as its sole member the Chief Executive Officer and Chairman of B2Digital. During the year ended March 31, 2020, B2 Management received $173,533 in advances. On September 27, 2019, the Company and B2 Management Group LLC (“B2MG”) entered into an agreement whereby B2MG agreed to return 7,500,000 shares of the Company’s common stock in exchange for the cancellation of $75,000 owed by B2MG to the Company. The Company recorded a loss on debt forgiveness in the amount of $27,000 related to this transaction. On December 22, 2019, the Company and B2MG entered into an agreement whereby B2MG agreed to return 21,954,800 shares of the Company’s common stock in exchange for the cancellation of $164,660 owed by B2MG to the Company. At the date of the agreement the shares were valued at $0.005 per share or $109,773. As a result, the Company recorded a loss on settlement of debt in the amount of $54,668. As of March 31, 2020 and 2019, the Company has an uncollateralized, non-interest-bearing note receivable of $0 and $65,416, respectively, from B2 Management that is due upon demand. During the years ended March 31, 2020 and 2019, the Company paid B2 Management $87,850 and $0 in management fees, respectively. The Company does not have a formal management agreement with B2 Management.